Long-Term Debt - Summary of Longterm Debt (Detail) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Jan. 31, 2024 CAD ($)	Jan. 31, 2023 CAD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 EUR (€)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 EUR (€)	Jan. 31, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Current	$ 58.1	$ 59.4
Non-current	2,705.0	2,730.8
Carrying amount	2,763.1	2,790.2					$ 2,040.5
Term loans [member]
Disclosure of detailed information about borrowings [line items]
Outstanding nominal amount | €				€ 109.1		€ 128.6
Carrying amount	$ 153.4	$ 178.8					$ 149.3
Term loans [member] | Tranche one [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	May 2027	May 2027
Contractual interest	7.43%	6.57%	7.43%	7.43%	6.57%	6.57%
Effective interest rate	7.71%	6.61%	7.71%	7.71%	6.61%	6.61%
Outstanding nominal amount			$ 465.7		$ 1,477.2
Carrying amount	$ 623.4	$ 1,966.4
Term loans [member] | Tranche two [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	December 2029	December 2029
Contractual interest	8.08%	8.06%	8.08%	8.08%	8.06%	8.06%
Effective interest rate	8.41%	8.66%	8.41%	8.41%	8.66%	8.66%
Outstanding nominal amount			$ 493.8		$ 498.8
Carrying amount	$ 661.0	$ 645.0
Term loans [member] | Tranche Three [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	January 2031
Contractual interest	8.08%		8.08%	8.08%
Effective interest rate	8.23%		8.23%	8.23%
Outstanding nominal amount			$ 997.5
Carrying amount	$ 1,325.3
Bottom of range [member] | Term loans [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	Mar. 2024	Mar. 2023
Contractual interest	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Effective interest rate	1.90%	1.90%	1.90%	1.90%	1.90%	1.90%
Top of range [member] | Term loans [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	Dec. 2030	Dec. 2030
Contractual interest	5.14%	3.41%	5.14%	5.14%	3.41%	3.41%
Effective interest rate	6.28%	3.81%	6.28%	6.28%	3.81%	3.81%